FINANCIAL LIABILTIES (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of financial liabilities

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Current:
Interest rate swaps	$46	$60
Total current financial liabilities	$46	$60

Non-current:
Interest rate swaps	$1	$15
Total non-current financial liabilities	$1	$15
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2023	110,567,671	2	$3,426
Share issuance(1)	21,094,441	—	751
Share issuance - BIPC exchangeable LP unit exchanges	220,956	—	10
Shares exchanged to units	(11,002)	—	—
Remeasurement of liability	—	—	(34)
Balance at December 31, 2023	131,872,066	2	$4,153
Share issuance - BIPC exchangeable LP unit exchanges	126,509	—	4
Shares exchanged to units	(7,463)	—	—
Remeasurement of liability	—	—	(535)
Balance as at June 30, 2024	131,991,112	2	$3,622
1.Refer to Note 3, Acquisition of Businesses, for further details